Quarterly Report
November 30, 2022
MFS®  Global New
Discovery Fund
GND-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 2.3%
Howmet Aerospace, Inc.	28,598	$1,077,287
Singapore Technologies Engineering Ltd.	149,400	379,034
		$1,456,321
Apparel Manufacturers – 3.0%
Burberry Group PLC	40,501	$1,068,896
Skechers USA, Inc., “A” (a)	20,154	849,894
		$1,918,790
Automotive – 2.8%
Koito Manufacturing Co. Ltd.	29,600	$472,332
LKQ Corp.	24,048	1,306,528
		$1,778,860
Biotechnology – 0.8%
Abcam PLC (a)	29,566	$474,239
Brokerage & Asset Managers – 3.9%
B3 Brasil Bolsa Balcao S.A.	250,400	$614,256
Cboe Global Markets, Inc.	6,960	882,806
Euronext N.V.	12,748	979,716
		$2,476,778
Business Services – 7.6%
Clarivate PLC (a)	36,991	$362,142
Electrocomponents PLC	75,670	854,759
Gruppo Mutuionline S.p.A.	11,015	307,875
Keywords Studios PLC	24,010	853,673
NS Solutions Corp.	47,800	1,204,909
Thoughtworks Holding, Inc. (a)	46,111	420,532
WNS (Holdings) Ltd., ADR (a)	9,352	788,561
		$4,792,451
Cable TV – 0.6%
Cable One, Inc.	530	$383,874
Chemicals – 4.1%
Borregaard ASA	32,733	$522,243
Element Solutions, Inc.	48,055	939,956
IMCD Group N.V.	4,268	635,214
UPL Ltd.	50,430	492,269
		$2,589,682
Computer Software – 5.5%
Black Knight, Inc. (a)	11,894	$737,309
Kinaxis, Inc. (a)	3,551	401,786
OBIC Co. Ltd.	3,900	621,147
Oracle Corp. Japan	5,900	349,690
Paycor HCM, Inc. (a)	20,325	587,799
Sabre Corp. (a)	69,891	427,034
SimCorp A/S	5,631	365,273
		$3,490,038

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.0%
Amadeus IT Group S.A. (a)	6,713	$365,486
Cancom SE	8,925	265,855
Kardex AG	2,172	355,917
Nagarro SE (a)	3,121	355,300
Nuvei Corp. (a)	10,295	317,189
Rapid7, Inc. (a)	8,351	245,519
		$1,905,266
Construction – 3.4%
AZEK Co., Inc. (a)	32,451	$627,602
Breedon Group PLC	810,844	591,249
Masco Corp.	18,562	942,578
		$2,161,429
Consumer Services – 1.9%
Boyd Group Services, Inc.	4,715	$765,883
Bright Horizons Family Solutions, Inc. (a)	6,235	462,637
		$1,228,520
Containers – 1.6%
Mayr-Melnhof Karton AG	2,671	$452,387
Verallia	17,896	545,043
		$997,430
Electrical Equipment – 1.4%
Sensata Technologies Holding PLC	20,294	$915,259
Electronics – 1.2%
ASM International N.V.	2,704	$759,004
Energy - Independent – 1.0%
Diamondback Energy, Inc.	4,470	$661,649
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	2,594	$328,245
Entertainment – 2.5%
CTS Eventim AG (a)	11,073	$685,422
Lottery Corp. Ltd. (a)	143,172	453,322
Vivid Seats, Inc., “A” (a)(l)	56,068	437,330
		$1,576,074
Food & Beverages – 3.2%
Bakkafrost P/f	8,493	$466,911
Cranswick PLC	30,150	1,131,084
S Foods, Inc.	20,400	433,868
		$2,031,863
Gaming & Lodging – 0.9%
Penn Entertainment, Inc. (a)	16,491	$580,318
Insurance – 3.2%
Arthur J. Gallagher & Co.	4,842	$964,090
AUB Group Ltd.	67,936	1,082,696
		$2,046,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 1.1%
Auto Trader Group PLC	54,992	$381,481
Cian PLC, ADR (a)(u)	63,311	0
Scout24 AG	6,174	332,960
		$714,441
Machinery & Tools – 8.5%
Azbil Corp.	12,200	$374,873
Fujitec Co. Ltd.	27,800	614,322
IDEX Corp.	4,573	1,086,042
Ingersoll Rand, Inc.	16,047	866,057
Regal Rexnord Corp.	2,083	273,102
Ritchie Bros. Auctioneers, Inc.	12,896	707,346
SIG Combibloc Group AG	18,126	402,496
VAT Group AG	942	267,134
Wabtec Corp.	3,605	364,429
Zurn Elkay Water Solutions Corp.	16,904	409,246
		$5,365,047
Medical & Health Technology & Services – 3.2%
AS ONE Corp.	7,600	$342,385
ICON PLC (a)	5,340	1,150,450
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	348,198	564,201
		$2,057,036
Medical Equipment – 6.5%
Bruker BioSciences Corp.	10,329	$696,278
Envista Holdings Corp. (a)	21,507	733,819
Gerresheimer AG	11,459	840,761
Maravai Lifesciences Holdings, Inc., “A” (a)	20,683	307,763
PerkinElmer, Inc.	3,381	472,427
STERIS PLC	5,696	1,057,975
		$4,109,023
Network & Telecom – 1.6%
Vantage Towers AG	29,616	$1,008,378
Oil Services – 1.2%
ChampionX Corp.	25,620	$790,121
Other Banks & Diversified Financials – 1.7%
Allfunds Group PLC	42,357	$315,608
Shizuoka Financial Group, Inc.	103,300	751,803
		$1,067,411
Pollution Control – 3.1%
Daiseki Co. Ltd.	16,800	$578,915
GFL Environmental, Inc.	48,086	1,393,052
		$1,971,967
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	5,848	$645,944
Real Estate – 4.5%
Big Yellow Group PLC, REIT	31,870	$418,683
Catena AB	9,594	340,636
LEG Immobilien SE	4,558	286,740
Sun Communities, Inc., REIT	4,554	668,982
Tritax Big Box PLC, REIT	266,555	467,898

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Unite Group PLC, REIT	58,101	$651,568
		$2,834,507
Restaurants – 1.8%
Sodexo	4,240	$407,266
Yum China Holdings, Inc.	12,804	705,757
		$1,113,023
Specialty Chemicals – 4.3%
Axalta Coating Systems Ltd. (a)	36,457	$978,506
Croda International PLC	4,640	381,058
Essentra PLC	276,696	817,491
Symrise AG	4,707	533,648
		$2,710,703
Specialty Stores – 4.6%
Burlington Stores, Inc. (a)	4,187	$819,312
Just Eat Takeaway (a)	16,203	379,289
Leslie's, Inc. (a)	25,110	366,606
Multiplan Empreendimentos Imobiliarios S.A.	124,549	550,340
Musti Group OY	27,986	444,405
NISHIMATSUYA CHAIN Co., Ltd.	34,900	355,165
		$2,915,117
Total Common Stocks		$61,855,594
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 3.67% (v)	1,408,735	$1,408,735
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j)	4,515	$4,515

Other Assets, Less Liabilities – 0.3%		207,475
Net Assets – 100.0%		$63,476,319
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,408,735 and $61,860,109, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$25,181,503	$—	$—	$25,181,503
United Kingdom	2,337,844	5,754,235	—	8,092,079
Japan	751,803	5,347,606	—	6,099,409
Germany	1,897,326	2,411,738	—	4,309,064
Canada	3,585,256	—	—	3,585,256
Netherlands	—	2,735,059	—	2,735,059
France	—	1,932,025	—	1,932,025
Australia	—	1,536,018	—	1,536,018
India	788,561	492,269	—	1,280,830
Other Countries	3,186,834	3,917,517	0	7,104,351
Mutual Funds	1,413,250	—	—	1,413,250
Total	$39,142,377	$24,126,467	$0	$63,268,844
For further information regarding security characteristics, see the Portfolio of Investments. At November 30, 2022, the fund held one level 3 security valued at $0.
(2) Securities Lending Collateral
At November 30, 2022, the value of securities loaned was $39,320. These loans were collateralized by cash of $4,515 and U.S. Treasury Obligations (held by the lending agent) of $33,251.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,012,274	$4,012,663	$4,616,307	$34	$71	$1,408,735
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,052	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2022, are as follows:
United States	42.3%
United Kingdom	13.2%
Japan	9.6%
Germany	6.8%
Canada	5.7%
Netherlands	3.8%
France	3.0%
Australia	2.4%
India	2.0%
Other Countries	11.2%

Supplemental Information (unaudited) – continued
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.